Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Jul. 29, 2021
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES ADVISER SERIES
CIK	dei_EntityCentralIndexKey	0001707560
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Jul. 29, 2021
Effective Date	dei_DocumentEffectiveDate	Jul. 29, 2021
Prospectus Date	rr_ProspectusDate	Jul. 29, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Federated Hermes SDG Engagement Equity Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FHERX
Federated Hermes SDG Engagement Equity Fund | IS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FHESX
Federated Hermes Global Equity Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FHGRX
Federated Hermes Global Equity Fund | IS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FHGIX